Document and Entity Information	Feb. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2021
Entity Registrant Name	PHX MINERALS INC.
Entity Central Index Key	0000315131
Entity Emerging Growth Company	false
Entity File Number	001-31759
Entity Incorporation, State or Country Code	OK
Entity Tax Identification Number	73-1055775
Entity Address, Address Line One	1601 NW Expressway
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73118
City Area Code	405
Local Phone Number	948-1560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock, $0.01666 par value
Trading Symbol(s)	PHX
Name of each exchange on which registered	NYSE